Document and Entity Information	0 Months Ended
Feb. 28, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2014
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Jun. 23, 2014
Document Effective Date	Jun. 27, 2014
Prospectus Date	Jun. 27, 2014
AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund | AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	TWMLX
AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund | AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund - Investor Class Shares
Risk/Return:
Trading Symbol	TWMVX